Organization (Details) - SoundHound, Inc. [Member] - USD ($)	1 Months Ended	9 Months Ended
	Aug. 31, 2020	Sep. 30, 2021
Organization (Details) [Line Items]
Net loss	$ 3,775	$ 56,893
Accumulated deficit		364,082
Cash and cash equivalents on hand		27,259
Goss proceeds		$ 244,000